Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Income Tax Expense
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2024	2023	2022
Current tax expense:
Federal	$12,300	$15,224	$17,136
State	927	1,587	2,933
Total current tax expense	13,227	16,811	20,069
Deferred tax expense	1,986	2,156	4,114
Total income tax expense	$15,213	$18,967	$24,183

Tax Effects of Temporary Differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023, are as follows:

	As of December 31,
(dollars in thousands)	2024	2023
	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(10,595)	$(9,490)
Difference in reporting the allowance for credit losses, net	13,271	12,995
Other income or expense not yet reported for tax purposes	(2,409)	(1,188)
Depreciable assets	(2,432)	(2,496)
Net deferred tax liability at end of year	(2,165)	(179)

Net deferred tax (liability) asset at beginning of year	(179)	1,977
Deferred tax expense	$1,986	$2,156

Effective Income Tax Rate
The effective tax rates differ from the statutory federal income tax rate.  The reasons for these differences are as follows:

	For the year ended December 31,
	2024	2023	2022
Statutory federal income tax rate	21.0%	21.0%	21.0%
Increase/(decrease) in taxes resulting from:
State income tax, net of federal tax benefit	2.1	3.1	3.0
Other items	0.7	0.3	0.3
Effective income tax rate	23.8%	24.4%	24.3%